Consolidated statements of changes in equity - EUR (€) € in Millions	Total	Total shareholders' equity	Common shares	Capital in excess of par value	Cash flow hedges	Currency translation differences	Treasury shares	Share-based compensation	Fair value through OCI	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022	€ 13,283	€ 13,249	€ 178	€ 5,253	€ (2)	€ 1,866	€ (275)	€ (228)	€ (376)	€ 6,832	€ 34
Net income	(463)	(466)								(466)	2
Other comprehensive income (loss)	(637)	(635)			8	(604)			(17)	(23)	(1)
Total comprehensive income (loss)	(1,100)	(1,101)			8	(604)			(17)	(488)	1
Dividend distributed	(70)	(68)	8	741						(816)	(3)
Transfer on disposal of equity investments at FVTOCI	0								4	(4)
Forward contracts	(143)	(143)					(608)			465
Cancellation of treasury shares	0		(3)				566			(563)
Share-based compensation plans	91	91					54	61		(24)
Ending balance at Dec. 31, 2023	12,061	12,028	183	5,994	6	1,263	(262)	(166)	(390)	5,402	33
Net income	(698)	(702)								(702)	3
Other comprehensive income (loss)	731	729			(5)	751			(11)	(6)	2
Total comprehensive income (loss)	33	27			(5)	751			(11)	(707)	6
Dividend distributed	(32)	(31)	6	762						(799)	(2)
Transfer on disposal of equity investments at FVTOCI	(2)	(2)							311	(313)
Purchase of treasury shares	(60)	(60)					(60)
Forward contracts	(59)	(59)					(310)			251
Cancellation of treasury shares	0		(1)				167			(166)
Share-based compensation plans	101	101		0			54	65		(18)
Ending balance at Dec. 31, 2024	12,043	12,006	188	6,755	1	2,014	(411)	(102)	(90)	3,650	37
Net income	897	895								895	1
Other comprehensive income (loss)	(1,653)	(1,649)			32	(1,667)			(19)	4	(4)
Total comprehensive income (loss)	(757)	(754)			32	(1,667)			(19)	900	(2)
Dividend distributed	(330)	(328)	5	457						(789)	(2)
Transfer on disposal of equity investments at FVTOCI	0								21	(21)
Forward contracts	(125)	(125)								(125)
Cancellation of treasury shares	0
Share-based compensation plans	159	159					113	85		(39)
Ending balance at Dec. 31, 2025	€ 10,990	€ 10,957	€ 193	€ 7,212	€ 33	€ 347	€ (298)	€ (17)	€ (89)	€ 3,575	€ 32